Employee benefits - Movements in Recognized Liability for Net Defined Benefit Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	€ 370.1	€ 320.0	€ 279.0
Net defined benefit liability (asset)	272.2	233.6
Current service cost	6.1	4.2
Interest cost on defined benefit obligations	3.7	5.0
Actuarial experience (gains) losses	0.8	0.2
Actuarial losses arising from changes in financial assumptions	(29.2)	43.2
Actuarial gains arising from changes in demographic assumptions	0.0	3.0
Contributions to defined benefit obligation	0.4
Benefits paid or payable	(9.7)
Exchange adjustments	2.8	(1.2)
Increase through business combinations Defined Benefit Asset	18.4
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	365.1	314.9	274.2
Net defined benefit liability (asset)	267.2	228.5
Current service cost	6.2	4.0
Interest cost on defined benefit obligations	3.7	5.0
Actuarial experience (gains) losses	0.8	(0.2)
Actuarial losses arising from changes in financial assumptions	(29.2)	(43.2)
Actuarial gains arising from changes in demographic assumptions		(3.0)
Contributions to defined benefit obligation	0.4
Benefits paid	(2.7)	(2.6)
Benefits paid or payable	(9.7)	(7.8)
Exchange adjustments	2.8	(1.3)
Increase through business combinations Defined Benefit Asset	18.4
Post-employment medical benefits and other benefits
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	5.0	5.1	€ 4.8
Net defined benefit liability (asset)	5.0	5.1
Current service cost	(0.1)	0.2
Interest cost on defined benefit obligations	0.0	0.0
Actuarial experience (gains) losses	0.0	0.0
Actuarial losses arising from changes in financial assumptions	0.0	0.0
Actuarial gains arising from changes in demographic assumptions		0.0
Contributions to defined benefit obligation	0.0	0.0
Benefits paid		0.0
Benefits paid or payable	0.0
Exchange adjustments	0.0	0.1
Increase through business combinations Defined Benefit Asset	0.0
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Contributions to defined benefit obligation		0.4
Benefits paid or payable		7.8
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	276.2	237.5
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 365.1	€ 314.9